Mineral Property Interests (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Acquisition Costs:
Acquisition Costs, Beginning	$ 5,961,000			$ 6,467,000
Additions	13,000		$ 17,000
Recovery	(359,000)		(541,000)
Foreign Currency Translation Adjustment	10,000		55,000
Impairment	0		(37,000)
Acquisition Costs, Ending		$ 5,625,000	5,961,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	9,859,000			9,616,000
Assays And Sampling	107,000		46,000
Community And Social	3,000
Drilling	4,250,000			380,000
Engineering	34,000
Environmental	534,000			46,000
Field, Camp, Supplies	401,000			123,000
Fuel, Gas, Propane	296,000
General, Administrative, Sundry	17,000			20,000
Geology	570,000			126,000
Local Labour	594,000			15,000
Machinery And Equipment	136,000			43,000
Metallurgy	(7,000)
Reclamation Bond				20,000
Rental And Storage	104,000			29,000
Salaries	124,000			106,000
Surface Taxes	27,000			17,000
Surveying	23,000
Transportation	1,062,000			397,000
Utilities	49,000
Recoveries	(61,000)			(281,000)
Foreign Currency Translation Adjustment	34,000		246,000
Impairment	0			(1,090,000)
Deferred Exploration Expenditures, Ending		18,156,000	9,859,000
Mineral Property Interests	23,781,000		15,820,000		$ 23,781,000	$ 15,820,000
British Columbia (Canada) | New Polaris
Acquisition Costs:
Acquisition Costs, Beginning	3,927,000			3,914,000
Additions	13,000		9,000
Recovery	0		0
Foreign Currency Translation Adjustment	1,000		4,000
Impairment	0		0
Acquisition Costs, Ending		3,941,000	3,927,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	6,683,000			6,338,000
Community And Social	3,000
Engineering	34,000
Fuel, Gas, Propane	296,000
Geology	570,000			0
Machinery And Equipment	136,000			34,000
Metallurgy	(7,000)
Reclamation Bond				20,000
Rental And Storage	83,000			4,000
Salaries	110,000			30,000
Surface Taxes	10,000			1,000
Surveying	23,000
Transportation	1,062,000			44,000
Utilities	46,000
Deferred Exploration Expenditures, Ending		14,968,000	6,683,000
Mineral Property Interests	18,909,000		10,610,000
Assays And Sampling	105,000			0
Drilling	4,250,000			0
Environmental	534,000			24,000
Field, Camp, Supplies	401,000			7,000
General, Administrative, Sundry	14,000			4,000
Local Labour	594,000			15,000
Recoveries	0			0
Foreign Currency Translation Adjustments	21,000			162,000
Impairments				0
British Columbia (Canada) | Windfall Hills
Acquisition Costs:
Acquisition Costs, Beginning	368,000			361,000
Additions	0		0
Recovery	0		0
Foreign Currency Translation Adjustment	2,000		7,000
Impairment	0		0
Acquisition Costs, Ending		370,000	368,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	1,046,000			670,000
Geology	0			62,000
Machinery And Equipment	0			0
Reclamation Bond	0			0
Rental And Storage	0			0
Salaries	10,000			34,000
Surface Taxes	0			0
Transportation	0			27,000
Deferred Exploration Expenditures, Ending		1,062,000	1,046,000
Mineral Property Interests	1,432,000		1,414,000
Drilling	0			208,000
Environmental	0			0
Field, Camp, Supplies	0			10,000
General, Administrative, Sundry	0			0
Local Labour	0			0
Recoveries	0			0
Foreign Currency Translation Adjustments	4,000			15,000
Impairments				0
Assays And Sampling	2,000			20,000
British Columbia (Canada) | Princeton
Acquisition Costs:
Acquisition Costs, Beginning	0			20,000
Additions			8,000
Recovery			(28,000)
Foreign Currency Translation Adjustment			0
Impairment			0
Acquisition Costs, Ending			0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0			188,000
Geology				0
Machinery And Equipment				0
Reclamation Bond				0
Rental And Storage				0
Salaries				5,000
Surface Taxes				0
Transportation				0
Deferred Exploration Expenditures, Ending			0
Mineral Property Interests			0
Assays And Sampling				0
Drilling				0
Environmental				0
Field, Camp, Supplies				0
General, Administrative, Sundry				2,000
Local Labour				0
Recoveries				(200,000)
Foreign Currency Translation Adjustments				5,000
Impairments				0
USA Fondaway Canyon
Acquisition Costs:
Acquisition Costs, Beginning	1,641,000			2,112,000
Additions	0		0
Recovery	(359,000)		(513,000)
Foreign Currency Translation Adjustment	7,000		42,000
Impairment	0		0
Acquisition Costs, Ending		1,289,000	1,641,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	1,573,000			1,580,000
Geology				0
Machinery And Equipment				0
Reclamation Bond				0
Rental And Storage	20,000			20,000
Salaries	2,000			6,000
Surface Taxes				0
Transportation				0
Utilities	3,000
Deferred Exploration Expenditures, Ending		1,547,000	1,573,000
Mineral Property Interests	2,836,000		3,214,000
Assays And Sampling				0
Drilling				0
Environmental				0
Field, Camp, Supplies				0
General, Administrative, Sundry	3,000			12,000
Local Labour				0
Recoveries	(61,000)			(81,000)
Foreign Currency Translation Adjustments	7,000			36,000
Impairments				0
Nunavut | Hard Cash
Acquisition Costs:
Acquisition Costs, Beginning	0			31,000
Additions			0
Recovery			0
Foreign Currency Translation Adjustment			1,000
Impairment			(32,000)
Acquisition Costs, Ending			0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0			337,000
Geology				64,000
Machinery And Equipment				9,000
Reclamation Bond				0
Rental And Storage				0
Salaries				25,000
Surface Taxes				0
Transportation				326,000
Deferred Exploration Expenditures, Ending			0
Mineral Property Interests			0
Assays And Sampling				22,000
Drilling				172,000
Environmental				22,000
Field, Camp, Supplies				106,000
General, Administrative, Sundry				0
Local Labour				0
Recoveries				0
Foreign Currency Translation Adjustments				7,000
Impairments				(1,090,000)
Nunavut | Nigel
Acquisition Costs:
Acquisition Costs, Beginning	0			5,000
Additions			0
Recovery			0
Foreign Currency Translation Adjustment			0
Impairment			(5,000)
Acquisition Costs, Ending			0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0			0
Geology				0
Machinery And Equipment				0
Reclamation Bond				0
Rental And Storage				0
Salaries				0
Surface Taxes				0
Transportation				0
Deferred Exploration Expenditures, Ending			0
Mineral Property Interests			0
Assays And Sampling				0
Drilling				0
Environmental				0
Field, Camp, Supplies				0
General, Administrative, Sundry				0
Local Labour				0
Recoveries				0
Foreign Currency Translation Adjustments				0
Impairments				0
USA Corral Canyon
Acquisition Costs:
Acquisition Costs, Beginning	25,000			24,000
Additions	0		0
Recovery	0		0
Foreign Currency Translation Adjustment	0		1,000
Impairment	0		0
Acquisition Costs, Ending		25,000	25,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	557,000			503,000
Geology				0
Machinery And Equipment				0
Reclamation Bond				0
Rental And Storage	1,000			5,000
Salaries	2,000			6,000
Surface Taxes	17,000			16,000
Transportation				0
Deferred Exploration Expenditures, Ending		$ 579,000	557,000
Mineral Property Interests	604,000		$ 582,000
Assays And Sampling				4,000
Drilling				0
Environmental				0
Field, Camp, Supplies				0
General, Administrative, Sundry				2,000
Local Labour				0
Recoveries	0			0
Foreign Currency Translation Adjustments	$ 2,000			21,000
Impairments				$ 0